UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23107

Legg Mason Funds Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2017

CLEARBRIDGE

REAL ESTATE

OPPORTUNITIES FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is total return.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Real Estate Opportunities Fund for the six-month reporting period ended June 30, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

July 28, 2017

II	ClearBridge Real Estate Opportunities Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended June 30, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that fourth quarter 2016 U.S. gross domestic product (“GDP”)i growth was a revised 1.8%. GDP growth then decelerated to revised 1.2% during the first quarter of 2017. Finally, the U.S. Department of Commerce’s initial estimate for second quarter 2017 GDP growth — released after the reporting period ended — was 2.6%. The acceleration in growth reflected a smaller decrease in private inventory investment, an acceleration in personal consumption expenditures and an upturn in federal government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on June 30, 2017, the unemployment rate was 4.4%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed moderately declined over the period. In June 2017, 24.3% of Americans looking for a job had been out of work for more than six months, versus 24.4% when the period began.

ClearBridge Real Estate Opportunities Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that ended on March 15, 2017. Finally, at its meeting that concluded on June 14, 2017, the Fed raised rates to a range between 1.00% and 1.25%. The Fed also said that it planned to reduce its balance sheet, saying, “The Committee is maintaining its existing policy of reinvesting principal payments from its holdings of agency debt and agency mortgage-backed securities in agency mortgage-backed securities and of rolling over maturing Treasury securities at auction. The Committee currently expects to begin implementing a balance sheet normalization program this year, provided that the economy evolves broadly as anticipated.”

Q. What factors impacted the U.S. stock market during the reporting period?

A. While there were periods of volatility, the U.S. stock market rose sharply and posted strong results during the reporting period as a whole. The market rallied over the first two months of the period and reached several new all-time highs. This was driven by expectations for improving economic growth, an increase in fiscal spending and a rollback for certain government regulations under President Donald Trump’s administration. After largely treading water in March 2017, the market again rallied from April through June 2017, as first quarter 2017 corporate profits were generally better than expected. All told, for the six months ended June 30, 2017, the S&P 500 Indexiv gained 9.34%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexv, generated the strongest returns, as they gained 9.27% over the reporting period. In contrast, small-cap stocks, as measured by the Russell 2000 Indexvi, generated the weakest results, returning 4.99%, whereas mid-cap stocks, as measured by the Russell Midcap Indexvii, returned 7.99%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 13.69% and 4.32%, respectively, during the six months ended June 30, 2017.

Performance review

For the six months ended June 30, 2017, Class O shares of ClearBridge Real Estate Opportunities Fund returned -0.81%. The Fund’s unmanaged benchmark, the MSCI U.S. REIT Index (Gross)x, returned 2.66% for the same period. The Lipper Real Estate Funds Category Average1 returned 2.91% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2017 including the reinvestment of all distributions, including returns of capital, if any, calculated among the 269 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	ClearBridge Real Estate Opportunities Fund

Performance Snapshot as of June 30, 2017 (unaudited)
6 months
ClearBridge Real Estate Opportunities Fund:
Class O	-0.81%
Class I	-0.90%
MSCI U.S. REIT Index (Gross)	2.66%
Lipper Real Estate Funds Category Average	2.91%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2017, the gross total annual fund operating expense ratios for Class O and Class I shares were 1.34% and 1.20%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, organizational and offering costs, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.00% for Class O shares and 0.90% for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for Class O shares as a result of offering costs and interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

July 28, 2017

ClearBridge Real Estate Opportunities Fund	V

Investment commentary (cont’d)

RISKS: Equity and equity-related securities are subject to market and price fluctuations. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Real estate investment trusts (REITs) are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks. Fixed-income securities involve interest rate, credit, inflation, and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed-income securities falls. High yield bonds, also known as “junk bonds”, are subject to greater price volatility, illiquidity, and possibility of default. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Short selling is a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. As a non-diversified fund, the Fund is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	ClearBridge Real Estate Opportunities Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

vii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]

The MSCI U.S. REIT Index (Gross) is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (“REITs”) that are included in the MSCI U.S. Investable Market Index (IMI) which captures large, mid- and small caps securities. The Index represents about 99% of the U.S. REIT universe. Gross total return indexes reinvest as much as possible of a company’s dividend distributions.

ClearBridge Real Estate Opportunities Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2017 and December 31, 2016. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Real Estate Opportunities Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees (prior to June 10, 2017); and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2017 and held for the six months ended June 30, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees prior to June 10, 2017. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	-0.90%	$1,000.00	$991.00	1.07%	$5.28	Class I	5.00%	$1,000.00	$1,019.49	1.07%	$5.36
Class O	-0.81	1,000.00	991.90	1.18	5.83	Class O	5.00	1,000.00	1,018.94	1.18	5.91

2	ClearBridge Real Estate Opportunities Fund 2017 Semi-Annual Report

[1]	For the six months ended June 30, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Real Estate Opportunities Fund 2017 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2017

ClearBridge Real Estate Opportunities Fund

Security	Shares	Value
Real Estate Investment Trust Common Stocks — 96.8%
Apartments — 16.9%
Apartment Investment and Management Co., Class A Shares	34,990	$1,503,520
AvalonBay Communities Inc.	10,080	1,937,074
Equity Residential	33,450	2,202,013
UDR Inc.	26,730	1,041,668
Total Apartments		6,684,275
Diversified — 5.7%
American Tower Corp.	13,370	1,769,119
Cousins Properties Inc.	53,480	470,089
Total Diversified		2,239,208
Health Care — 3.4%
Healthcare Trust of America Inc., Class A Shares	18,300	569,313
OMEGA Healthcare Investors Inc.	24,150	797,433
Total Health Care		1,366,746
Industrial — 9.1%
DCT Industrial Trust Inc.	15,440	825,114
Prologis Inc.	36,740	2,154,434
Rexford Industrial Realty Inc.	22,060	605,326
Total Industrial		3,584,874
Lodging/Resorts — 5.9%
Hersha Hospitality Trust	43,470	804,630
LaSalle Hotel Properties	28,460	848,108
Park Hotels & Resorts Inc.	24,740	666,990
Total Lodging/Resorts		2,319,728
Mortgage — 3.7%
Starwood Property Trust Inc.	65,200	1,459,828
Office — 22.3%
Alexandria Real Estate Equities Inc.	15,720	1,893,788
Boston Properties Inc.	17,070	2,099,952
Hudson Pacific Properties Inc.	54,820	1,874,296
Kilroy Realty Corp.	16,920	1,271,538
Mack-Cali Realty Corp.	20,900	567,226
Paramount Group Inc.	69,340	1,109,440
Total Office		8,816,240
Regional Malls — 14.1%
GGP Inc.	83,010	1,955,715
Simon Property Group Inc.	22,380	3,620,189
Total Regional Malls		5,575,904

See Notes to Financial Statements.

4	ClearBridge Real Estate Opportunities Fund 2017 Semi-Annual Report

ClearBridge Real Estate Opportunities Fund

Security		Shares	Value
Shopping Centers — 14.2%
Brixmor Property Group Inc.		42,900	$767,052
DDR Corp.		74,930	679,615
Federal Realty Investment Trust		8,050	1,017,439
Kite Realty Group Trust		36,360	688,295
Ramco-Gershenson Properties Trust		54,550	703,695
Retail Properties of America Inc., Class A Shares		68,560	837,118
Urstadt Biddle Properties Inc., Class A Shares		47,650	943,470
Total Shopping Centers			5,636,684
Storage — 1.5%
CubeSmart		24,480	588,499
Total Investments before Short-Term Investments (Cost — $31,526,550)			38,271,986

	Rate
Short-Term Investments — 0.6%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost — $251,062)	0.822%	251,062	251,062
Total Investments — 97.4% (Cost — $31,777,612#)			38,523,048
Other Assets in Excess of Liabilities — 2.6%			1,035,274
Total Net Assets — 100.0%			$39,558,322

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

ClearBridge Real Estate Opportunities Fund 2017 Semi-Annual Report	5

Statement of assets and liabilities (unaudited)

June 30, 2017

Assets:
Investments, at value (Cost — $31,777,612)	$38,523,048
Receivable for securities sold	1,044,118
Dividends and distributions receivable	228,384
Receivable for Fund shares sold	14,327
Prepaid expenses	40,407
Total Assets	39,850,284

Liabilities:
Payable for Fund shares repurchased	172,791
Distributions payable	44,517
Trustees’ fees payable	2,738
Investment management fee payable	1,700
Accrued expenses	70,216
Total Liabilities	291,962
Total Net Assets	$39,558,322

Net Assets:
Par value (Note 7)	$42
Paid-in capital in excess of par value	30,269,782
Overdistributed net investment income	(86,296)
Accumulated net realized gain on investments	2,629,358
Net unrealized appreciation on investments	6,745,436
Total Net Assets	$39,558,322

Net Assets:
Class I	$502,549
Class O	$39,055,773

Shares Outstanding:
Class I	53,942
Class O	4,182,288

Net Asset Value:
Class I (and redemption price)	$9.32
Class O (and redemption price)	$9.34

See Notes to Financial Statements.

6	ClearBridge Real Estate Opportunities Fund 2017 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2017

Investment Income:
Dividends and distributions	$649,650
Return of capital (Note 1(e))	(143,557)
Net Dividends and Distributions	506,093
Interest	1,144
Total Investment Income	507,237

Expenses:
Investment management fee (Note 2)	139,927
Legal fees	43,497
Transfer agent fees (Note 5)	37,857
Offering costs (Note 1)	36,825
Audit and tax fees	30,319
Shareholder reports	23,185
Registration fees	15,175
Trustees’ fees	6,034
Interest expense	2,640
Fund accounting fees	2,639
Insurance	1,189
Reorganization fees (Note 1)	185
Custody fees	43
Miscellaneous expenses	2,349
Total Expenses	341,864
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(87,643)
Net Expenses	254,221
Net Investment Income	253,016

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From:
Investment transactions	2,468,604
REIT distributions	160,754
Net Realized Gain	2,629,358
Change in Net Unrealized Appreciation (Depreciation)	(3,346,301)
Net Loss on Investments	(716,943)
Decrease in Net Assets From Operations	$(463,927)

See Notes to Financial Statements.

ClearBridge Real Estate Opportunities Fund 2017 Semi-Annual Report	7

Statements of changes in net assets

For the Six Months Ended June 30, 2017 (unaudited) and the Year Ended December 31, 2016	2017	2016[1]

Operations:
Net investment income	$253,016	$1,705,295
Net realized gain	2,629,358	42,786,576
Change in net unrealized appreciation (depreciation)	(3,346,301)	(28,473,490)
Increase (Decrease) in Net Assets From Operations	(463,927)	16,018,381

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(410,609)	(2,503,122)
Net realized gains	—	(24,889,192)
Decrease in Net Assets From Distributions to Shareholders	(410,609)	(27,392,314)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	921,377	558,497
Reinvestment of distributions	305,354	16,833,752
Cost of shares repurchased	(7,860,940)	(115,345,798)
Redemption fees (Note 1(g))	53,641	1,071,647
Decrease in Net Assets From Fund Share Transactions	(6,580,568)	(96,881,902)
Decrease in Net Assets	(7,455,104)	(108,255,835)

Net Assets:
Beginning of period	47,013,426	155,269,261
End of period*	$39,558,322	$47,013,426
*Includes (overdistributed) undistributed net investment income of:	$(86,296)	$71,297

[1]

LMP Real Estate Income Fund Inc. (closed-end fund) (the “Predecessor Fund”) was reorganized through a merger into ClearBridge Real Estate Opportunities Fund (the “Fund”) as of the close of business on June 10, 2016. The Predecessor Fund was the accounting survivor in the reorganization and as such, the financial statements reflect the financial information of the Predecessor Fund through June 10, 2016.

See Notes to Financial Statements.

8	ClearBridge Real Estate Opportunities Fund 2017 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2017[2]	2016[3]

Net asset value, beginning of period	$9.51	$9.06

Income (loss) from operations:
Net investment income	0.08	0.07
Net realized and unrealized gain (loss)	(0.17)	0.49
Total income (loss) from operations	(0.09)	0.56

Less distributions from:
Net investment income	(0.10)	(0.11)
Total distributions	(0.10)	(0.11)

Net asset value, end of period	$9.32	$9.51
Total return[4]	(0.90)%	6.25%

Net assets, end of period (000s)	$503	$27

Ratios to average net assets:
Gross expenses[5]	1.51%	1.34%
Net expenses[5,6,7]	1.07	1.10
Net investment income[5]	1.84	5.80

Portfolio turnover rate	3%	28%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	For the period November 11, 2016 (inception date) to December 31, 2016.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, organizational and offering costs, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed this expense limitation as a result of offering costs.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	For the year ended December 31, 2016.

See Notes to Financial Statements.

ClearBridge Real Estate Opportunities Fund 2017 Semi-Annual Report	9

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class O Shares[1,2,3]	2017[4]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$9.51	$13.57	$14.35	$11.60	$12.16	$10.70

Income (loss) from operations:
Net investment income	0.05	0.21	0.38	0.58	0.48	0.45
Net realized and unrealized gain (loss)	(0.13)	1.13	(0.44)	2.89	(0.32)	1.73
Total Income (loss) from operations	(0.08)	1.34	(0.06)	3.47	0.16	2.18

Less distributions from:
Net investment income	(0.09)	(0.51)	(0.72)	(0.72)	(0.72)	(0.72)
Net realized gains	—	(5.02)	—	—	—	—
Total distributions	(0.09)	(5.53)	(0.72)	(0.72)	(0.72)	(0.72)

Redemption fees	0.01	0.13	—	—	—	—

Net asset value, end of period	$9.34	$9.51	$13.57	$14.35	$11.60	$12.16

Market price, end of year	—	—	$13.04	$12.55	$10.06	$10.97
Total return, based on NAV[5,6]	(0.81)%	13.69%	(0.44)%	30.69%	0.97%	20.84%
Total return, based on Market Price	—	—	9.97%[7]	32.87%[7]	(2.41)%[7]	26.85%[7]

Net assets, end of period (millions)	$39	$47	$155	$164	$133	$139

Ratios to average net assets:
Gross expenses	1.59%[8]	1.58%[9]	2.11%	1.54%	1.59%	1.74%
Net expenses[10]	1.18 [8,12]	1.54 [9,11,12]	2.04 [11]	1.48 [11]	1.53 [11]	1.68 [11]
Net investment income	1.17 [8]	1.54	2.75	4.41	3.79	3.86

Portfolio turnover rate	3%	28%	11%	11%	11%	43%

Supplemental data:
Loan Outstanding, End of Period (000s)	—	—	$37,000	$37,000	$37,000	$37,000
Asset Coverage Ratio for Loan Outstanding	—	—	520%[13]	544%[13]	459%[13]	476%[13]
Asset Coverage, per $1,000 Principal Amount	—	—	$5,196 [13]	$5,438 [13,14]	$4,586 [13,14]	$4,759 [13,14]
Weighted Average Loan (000s)	—	$24,489 [15]	$37,000	$37,000	$37,000	$37,000
Weighted Average Interest Rate on Loan	—	1.27%[15]	0.98%	0.90%	0.93%	1.10%

See Notes to Financial Statements.

10	ClearBridge Real Estate Opportunities Fund 2017 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.

[2]

LMP Real Estate Income Fund Inc. (closed-end fund) (the “Predecessor Fund”) was reorganized through a merger into ClearBridge Real Estate Opportunities Fund (the “Fund”) as of the close of business on June 10, 2016. The Predecessor Fund was the accounting survivor in the reorganization and as such, the financial statements reflect the performance information and financial information of the Predecessor Fund through June 10, 2016.

[3]	Represents a share of capital stock outstanding prior to June 11, 2016.

[4]	For the six months ended June 30, 2017 (unaudited).

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return calculation assumes that distributions are reinvested at NAV. Prior to January 1, 2012, the total return calculation assumed the reinvestment of all distributions in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring reorganization fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.34% and 1.30%, respectively, for the year ended December 31, 2016.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

LMPFA agreed to a waiver in the amount of 0.05% of the Fund’s average daily net assets plus assets attributable to any borrowings used for leverage. The waiver commenced on August 15, 2011 and extended through June 10, 2016.

[12]

Effective June 11, 2016, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, organizational and offering costs, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class O shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed this expense limitation as a result of offering costs for the six months ended June 30, 2017 and as a result of offering costs and extraordinary expenses for the year ended December 31, 2016.

[13]	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.

[14]	Added to conform to current period presentation.

[15]	Weighted average based on the number of days that the Fund had a loan outstanding.

See Notes to Financial Statements.

ClearBridge Real Estate Opportunities Fund 2017 Semi-Annual Report	11

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Real Estate Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Funds Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

On June 10, 2016, the Fund acquired all of the net assets of LMP Real Estate Income Fund Inc., a closed-end management investment company (the “Predecessor Fund”), pursuant to a tax-free reorganization (the “Reorganization”) approved by the Predecessor Fund’s stockholders. In connection with the acquisition, 11,441,047 of the Predecessor Fund’s shares were exchanged for 11,441,047 Class O shares of the Fund at the net asset value of the Predecessor Fund. The net assets of the Predecessor Fund before the Reorganization were $163,814,066, including unrealized appreciation of $26,782,583. Immediately after the Reorganization, the net assets of the Fund were $163,814,066. As a result of the Reorganization, the Predecessor Fund became the accounting survivor. Accordingly, the performance information and financial information presented in the financial statements for periods prior to June 10, 2016 is historical information of the Predecessor Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more

12	ClearBridge Real Estate Opportunities Fund 2017 Semi-Annual Report

broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Real Estate Opportunities Fund 2017 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Real Estate Investment Trust Common Stocks†	$38,271,986	—	—	$38,271,986
Short-term investments†	251,062	—	—	251,062
Total investments	$38,523,048	—	—	$38,523,048

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

14	ClearBridge Real Estate Opportunities Fund 2017 Semi-Annual Report

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Concentration risk. The Fund invests in securities related to the real estate industry and is subject to the risks of real estate markets, including fluctuating property values, changes in interest rates and other mortgage- related risks.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Distributions to shareholders. Distributions from net investment income by the Fund, if any, are declared and paid on a quarterly basis. The Fund intends to distribute all of its net investment income earned each quarter and any cash received during the quarter from its investments in REITs. The Fund intends to distribute the cash received from REITs even if all or a portion of that cash may represent a return of capital to the Fund. Distributions of net realized gains, if any, are declared at least annually. The character of the distributions made to shareholders during the period may differ from their ultimate characterization for federal income tax purposes. Distributions to shareholders of the fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Redemption fees. Prior to June 10, 2017, a redemption fee of 1.00% applied only to shareholders who received their Class O shares in connection with the Reorganization and redeemed such shares within 12 months following the closing date of the Reorganization. The redemption fee was accounted for as an addition to paid-in capital.

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on

ClearBridge Real Estate Opportunities Fund 2017 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Offering costs. Costs incurred by the Fund in connection with the commencement of the Fund’s operations are being amortized on a straight line basis over twelve months.

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays ClearBridge monthly an aggregate fee equal to 70% of the net management fee it receives from the Fund and pays Western Asset monthly

16	ClearBridge Real Estate Opportunities Fund 2017 Semi-Annual Report

0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset, net of expense waivers and reimbursements.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, organizational and offering costs, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class O shares did not exceed 0.90% and 1.00%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

During the six months ended June 30, 2017, fees waived and/or expenses reimbursed amounted to $87,643.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Service, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$1,290,185
Sales	8,665,364

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,512,227
Gross unrealized depreciation	(1,766,791)
Net unrealized appreciation	$6,745,436

4. Derivative instruments and hedging activities

During the six months ended June 30, 2017, the Fund did not invest in derivative instruments.

ClearBridge Real Estate Opportunities Fund 2017 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

5. Class specific expenses, waivers and/or expense reimbursements

For the six months ended June 30, 2017, class specific expenses were as follows:

Transfer Agent Fees
Class I	$39
Class O	37,818
Total	$37,857

For the six months ended June 30, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$601
Class O	87,042
Total	$87,643

6. Distributions to shareholders by class

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
Net Investment Income:
Class I	$4,718	$314	[1]
Class O	405,891	2,502,808
Total	$410,609	$2,503,122

Net Realized Gains:
Class I	—	—	[1]
Class O	—	$24,889,192
Total	—	$24,889,192

[1]	For the period November 11, 2016 (inception date) to December 31, 2016.

7. Shares of beneficial interest

At June 30, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

18	ClearBridge Real Estate Opportunities Fund 2017 Semi-Annual Report

Transactions in shares of the Fund were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares		Amount
Class I
Shares sold	60,987	$572,994	2,759	[1]	$25,000	[1]
Shares issued on reinvestment	358	3,335	34	[1]	314	[1]
Shares repurchased	(10,196)	(95,553)	—		—
Net increase	51,149	$480,776	2,793	[1]	$25,314	[1]

Class O
Shares sold	37,670	$348,383	46,837		$533,497
Shares issued on reinvestment	32,376	302,019	1,846,865		16,833,438
Shares repurchased	(828,546)	(7,765,387)	(8,393,936)		(115,345,798)
Redemption fees	—	53,641	—		1,071,647
Net decrease	(758,500)	$(7,061,344)	(6,500,234)		$(96,907,216)

[1]	For the period November 11, 2016 (inception date) to December 31, 2016.

8. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

ClearBridge Real Estate Opportunities Fund 2017 Semi-Annual Report	19

ClearBridge

Real Estate Opportunities Fund

Trustees

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

Leslie H. Gelb

William R. Hutchinson

Eileen A. Kamerick

Riordan Roett

Jane Trust

Chairman

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

ClearBridge Real Estate Opportunities Fund

The Fund is a separate investment series of Legg Mason Funds Trust, a Maryland statutory trust.

ClearBridge Real Estate Opportunities Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Real Estate Opportunities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your non-public personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-888-777-0102.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

CBAX292188 8/17 SR17-3136

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Funds Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2017